Pension Benefits - Summary of Movements in the present value of the defined benefit obligation (Details) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure In Tabular Form Of Changes In Net Defined Benefit Obligation At Present Value [Line Items]
Defined benefit obligation at the beginning of the year	$ 1,504.3	$ 1,400.8
Current service cost	19.8	18.7
Interest cost	37.0	47.2
Actuarial (gains) losses arising from financial assumptions	(154.6)	127.3
Effect of experience adjustments	16.2	(8.3)
Effect of demographic assumptions	0.0	(1.2)
Benefits paid	(79.1)	(80.2)
Defined benefit obligation at end of the year,	$ 1,343.6	$ 1,504.3